Acquired Intangible Assets, Net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization expense	$ 316,121	$ 330,220	$ 439,965
Estimated amortization expense, 2014	301,669
Estimated amortization expense, 2015	301,699
Estimated amortization expense, 2016	301,699
Estimated amortization expense, 2017	221,583
Estimated amortization expense, 2018	$ 141,470